Schedule of Operating Real Estate reclassified as Held For Use (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Restated		Dec. 31, 2011 Restated	Dec. 31, 2012 Operating Real Estate	Dec. 31, 2010 Operating Real Estate	Dec. 31, 2011 Operating Real Estate Restated
Rental income													$ 17,081		$ 1,708			$ 1,899	$ 2,049	$ 1,708	$ 1,899
Property operating expenses	7,443	5,043	[1]	232	[1]	225	[1]	306	322	[1]	249	[1]	12,943		1,283	233	[2]	1,110	1,404	1,283	1,110
Depreciation and amortization	4,586	2,385	[1]	2	[1]	2	[1]	1	3	[1]	4	[1]	6,975		79	4	[2]	12	1,191	79	12
Other operating expenses	14,462	11,926	[1]	11,575	[1]	8,237	[1]	7,766	7,181	[1]	6,851	[1]	46,200		29,539	7,407	[2]	29,205	11	11	27
Total Expenses													66,118		30,901			30,327	2,606	1,373	1,149
Impairment																					433
Net Income (Loss)													$ 434,110	$ 304,519	$ 621,662			$ 304,519	$ (557)	$ 335	$ 317

[1]	(A) The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).
[2]	(C) Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.